MATERIAL PARTLY-OWNED SUBSIDIARIES - Summarized Financial Information of Subsidiaries (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summarized statements of comprehensive income
Revenue	$ 472,672	$ 425,772	$ 433,893
Profit/(loss) before tax	9,377	464	7,565
Income tax expense	2,809	162	2,808
Profit/(loss) for the year	6,568	302	4,757
Other comprehensive income/(loss)	(5,823)	3,175	(10,003)
Total comprehensive income/(loss) for the year, net of tax	745	3,477	(5,246)
Profit/(loss) attributable to non-controlling interests	3,082	(3,565)	883
Summarized balance sheets
Current assets	271,661	294,950
Non-current assets	68,199	71,714
Current liabilities	(108,022)	(140,573)
Non-current liabilities	(16,473)	(11,470)
Equity attributable to:
Equity holders of the parent	154,958	157,059
Non-controlling interests	60,407	57,562
Summarized cash flow information
Operating	24,300	(6,090)	6,566
Investing	(3,373)	(4,860)	(2,655)
Financing	(24,258)	(5,505)	9,630
Effect of changes in exchange rate on cash	(604)	408	(2,036)
Net (decrease) increase in cash and cash equivalents	(3,935)	(16,047)	11,505
CTW consolidated
Summarized statements of comprehensive income
Revenue	172,793	166,933	171,845
Profit/(loss) before tax	7,234	(7,587)	2,153
Income tax expense	1,036	39	420
Profit/(loss) for the year	6,198	(7,626)	1,733
Other comprehensive income/(loss)	(270)	3,252	(4,537)
Total comprehensive income/(loss) for the year, net of tax	5,928	(4,374)	(2,804)
Profit/(loss) attributable to non-controlling interests	3,042	(3,742)	850
Dividends paid to non-controlling interests	0	285	563
Summarized balance sheets
Current assets	118,112	127,780
Non-current assets	46,542	48,748
Current liabilities	(38,805)	(61,226)
Non-current liabilities	(10,659)	(5,893)
Total equity	115,190	109,409
Equity attributable to:
Equity holders of the parent	58,666	55,722
Non-controlling interests	56,524	53,687
Summarized cash flow information
Operating	29,970	(11,954)	7,389
Investing	(1,589)	(1,418)	(719)
Financing	(23,746)	(144)	(7,726)
Effect of changes in exchange rate on cash	147	27	(1,045)
Net (decrease) increase in cash and cash equivalents	$ 4,782	$ (13,489)	$ (2,101)